Contract assets and liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)
Unbilled revenue | $	$ 74		$ 202
ZHEJIANG TIANLAN
Unbilled revenue | ¥		¥ 72,310		¥ 94,494